SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

SIERRA INCOME CORPORATION

375 Park Avenue, 33rd Floor

New York, New York 10152

under the

Investment Company Act of 1940

Investment Company Act File No. 814-00924

The undersigned non-diversified closed-end management investment company that has elected to be regulated as a business development company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “1940 Act”).

(1)	Title of the class of securities of Sierra Income Corporation (the “Company”) to be redeemed:

Shares of Common Stock, par value $0.0001 (CUSIP # 82632T100) (the “Common Shares”).

(2)	Date on which the securities are to be called or redeemed:

August 2, 2013

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Common Shares are to be redeemed pursuant to Section 5.10 of the Company’s Second Articles of Amendment and Restatement filed with the Commission as Exhibit 3.1 to the Current Report on Form 8-K filed on June 14, 2012 (the “Charter”).

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Company intends to redeem up to 16,652 Common Shares (the “Redeemed Shares”) of the 6,434,341.964 outstanding Common Shares, which represents the lesser of (i) the number of shares the Company can repurchase with the proceeds it received from the issuance of Common Shares under the Company’s distribution reinvestment plan during the three months ended March 31, 2013 or (ii) 2.5% of the weighted average number of Common Shares outstanding in the prior four calendar quarters. The Redeemed Shares will be repurchased on a pro rata basis at a price per share of $9.18, which represents the Company’s net asset value per share as of March 31, 2013.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 2nd day of July, 2013.

SIERRA INCOME CORPORATION

By:	/s/ Richard T. Allorto, Jr.
Name: Richard T. Allorto, Jr. Title: Chief Financial Officer, Treasurer, Chief Compliance Officer and Secretary